CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	May 28, 2010
Current assets:
Cash and cash equivalents	$ 22,639	$ 65,548	$ 7,677	$ 12,027
Restricted investments	846	846		364
Accounts receivable, net	92,779	62,344		63,565
Inventories, net	170,848	113,838		103,975
Deferred income taxes	10,115	10,464		9,908
Other current assets	9,706	8,506		5,646
Total current assets	306,933	261,546		195,485
Property and equipment, net	84,471	68,492		66,342
Goodwill	468,512	455,338		457,443
Other intangibles, net	380,159	366,644		386,202
Restricted investments	3,109	3,399		3,390
Deferred financing fees	12,095	12,858		13,055
Investment in trust common securities	3,261	3,261		3,261	3,261
Other assets	3,504	4,255		2,673
Total assets	1,262,044	1,175,793		1,127,851
Current liabilities:
Accounts payable	48,114	32,571		31,273
Current portion of senior term loans	3,968	3,200		3,200
Additional acquisition consideration				12,387
Current portion of capitalized lease and other obligations	625	819		31
Interest payable on junior subordinated debentures	1,019
Accrued expenses:
Salaries and wages	4,123	9,351		5,628
Pricing allowances	3,332	4,057		5,728
Income and other taxes	1,945	2,492		2,253
Interest	10,033	2,868		2,203
Deferred compensation	846	846		364
Other accrued expenses	8,263	11,397		9,207
Total current liabilities	82,268	67,601		72,274
Long term senior term loans	380,958	307,727		310,550
Long term capitalized lease and other obligations	345	245		103
Long term senior notes	272,652	272,942		204,248
Junior subordinated debentures	115,086	115,132		115,411
Deferred compensation	3,109	3,399		3,390
Deferred income taxes	120,038	117,949		123,888
Other non-current liabilities	6,742	6,187		7,193
Total liabilities	981,198	891,182		837,057
Common stock with put options:
Common stock with put options		14,116		12,247
Commitments and contingencies
Preferred Stock:
Preferred stock,Value
Common Stock:
Common stock, Value
Additional paid-in capital	295,206	294,675		296,544
Accumulated deficit	(29,636)	(25,051)		(17,817)
Accumulated other comprehensive income (loss)	791	871		(180)
Total stockholders' equity	266,361	270,495		278,547
Total liabilities and stockholders' equity	1,262,044	1,175,793		1,127,851
Put Options Written
Common stock with put options:
Common stock with put options	$ 14,485	$ 14,116		$ 12,247